Brighthouse Small Cap Value Portfolio Expense Example - Brighthouse Small Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,010
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	$ 1,302